ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	102,490	121,464
Less: Allowance for doubtful accounts	(34,584)	(14,639)
Accounts receivable, net	67,906	106,825	10,900
Less: allowance for doubtful accounts
Balance at beginning of year	(14,639)	(458)
Addition	(24,796)	(14,181)
Written off	4,851
Balance at end of year	(34,584)	(14,639)